Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required under the SEC pay versus performance rules adopted under the Dodd-Frank Act (“PvP Rules”), we are providing the following information about the relationship between “compensation actually paid” to our CEO (referred to below as our principal executive officer or PEO) and average “compensation actually paid” to our named executive officers (“NEOs”) and certain financial performance of the Company for the last five years, in each case, calculated in a manner consistent with PvP Rules. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

PAY VERSUS PERFORMANCE

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (1) (c)		Average Summary Compensation Table Total for Non-PEO NEOs (2) (d)		Average Compensation Actually paid to Non-PEO NEOs (1) (2) (e)		Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions) (4) (h)	Company- Selected Measure: Adjusted Diluted EPS (5) (i)
								Total Shareholder Return (f)	Peer Group Total Shareholder Return (3) (g)
2024	$12,253,425	$19,816,257		$2,448,044		$3,232,756		$158	$146	$585	$3.47
2023	$11,182,166	$24,015,899		$2,457,117		$4,099,117		$141	$126	$756	$3.17
2022	$8,375,361	$(5,956,688	) (7)	$1,673,157		$(8,738	) (8)	$119	$126	$414	$1.72
2021	$8,889,526	$26,421,358		$1,743,820	(6)	$3,270,073	(6)	$149	$133	$828	$3.04
2020	$9,902,703	$22,777,595		$2,018,372		$3,794,101		$125	$116	$786	$2.85

(1)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (“CAP”) to Mr. Farrell, and to our NEOs other than Mr. Farrell, respectively. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the PvP Rules, the following adjustments were made to the “Total” amount of compensation reported on the Summary Compensation Table (“SCT”):

PEO SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)		CAP
2024	$1,231,633	$2,499,000	$462,792	$12,253,425	$(8,060,000)	$15,622,831		$19,816,257
2023	$1,183,975	$2,530,700	$235,191	$11,182,166	$(7,232,300)	$20,066,032		$24,015,899
2022	$1,156,275	$453,600	$174,764	$8,375,361	$(6,590,722)	$(7,741,328	) (7)	$(5,956,688	) (7)
2021	$1,117,400	$1,130,800	$281,718	$8,889,526	$(6,359,608)	$23,891,440		$26,421,358
2020	$1,084,825	$2,195,700	$447,873	$9,902,703	$(6,174,305)	$19,049,196		$22,777,595

Average Non-PEO NEOs (2) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)		CAP
2024	$448,076	$576,225	$113,938	$2,448,044	$(1,309,806)	$2,094,517		$3,232,756
2023	$548,225	$662,375	$177,561	$2,457,117	$(1,068,956)	$2,710,956		$4,099,117
2022	$533,613	$117,575	$84,254	$1,673,157	$(937,716)	$(744,180	) (8)	$(8,738	) (8)
2021	$513,474	$285,050	$107,146	$1,743,820	$(838,150)	$2,364,402		$3,270,073
2020	$501,338	$565,600	$144,288	$2,018,372	$(807,146)	$2,582,875		$3,794,101

(i)	Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We do not have a pension program for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below:

PEO Equity Component of CAP for Each Fiscal Year (FY)

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (IV) (a)		Change in Value of Prior Years’ Awards That Vested in FY (IV) (b)	Change in Value of Prior Years’ Awards Unvested at 12/31 (IV) (c)		Equity Value Included in CAP (d) = (a) + (b) + (c)
2024	Options/RSUs/PSUs	$8,782,262		$3,246,832	$3,593,737		$15,622,831
2023	Options/RSUs/PSUs	$9,453,817		$5,228,516	$5,383,700		$20,066,032
2022	Options	$6,325,489	(7)	$(4,379,219)	$(9,687,598	) (7)	$(7,741,328	) (7)
2021	Options	$10,985,931		$(1,173,880)	$14,079,390		$23,891,440
2020	Options	$7,482,445		$1,887,995	$9,678,757		$19,049,196

Average Non-PEO NEOs (2) Equity Component of CAP for each Fiscal Year (FY)

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (IV) (a)		Change in Value of Prior Years’ Awards That Vested in FY (IV) (b)	Change in Value of Prior Years’ Awards Unvested at 12/31 (IV) (c)		Equity Value Included in CAP (d) = (a) + (b) + (c)
2024	Options/RSUs/PSUs	$1,365,146		$314,071	$415,300		$2,094,517
2023	Options/RSUs/PSUs	$1,397,538		$578,670	$734,748		$2,710,956
2022	Options	$899,979	(8)	$(494,713)	$(1,149,445	) (8)	$(744,180	) (8)
2021	Options	$1,213,885		$(145,752)	$1,296,270		$2,364,402
2020	Options	$978,154		$262,936	$1,341,785		$2,582,875

(iv)
Stock option fair values, reported for CAP purposes, are estimated using a Black-Scholes option pricing model. The methodology used for determining the model inputs is consistent with the valuation performed on the grant date. This model requires several assumptions: (i.e., volatility, term, dividend yield, and risk-free interest rate) as of the measurement date.

Restricted stock unit fair values are calculated using the stock price as of the measurement date.
Performance stock unit fair values, reported for CAP purposes, are estimated using a Monte Carlo pricing model. The methodology used for determining the model inputs is consistent with the valuation performed on the grant date. This model requires several assumptions: (i.e., volatility, financial metric multiplier, realized performance, and risk-free interest rate) as of the measurement date.

(2)	The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for each of the years shown:
2024: Richard Dierker, Patrick de Maynadier, Carlos Ruiz Rabago, Michael Read
2023: Richard Dierker, Patrick de Maynadier, Barry Bruno, Carlos Linares
2022: Richard Dierker, Patrick de Maynadier, Barry Bruno, Carlos Linares
2021: Richard Dierker, Patrick de Maynadier, Britta Bomhard, Barry Bruno
2020: Richard Dierker, Patrick de Maynadier, Britta Bomhard, Steven Cugine

(3)
As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the S&P 500 Households Products Index, which is the industry index reported in Part II, Item 5, of our Annual Report on Form 10-K for the year ended December 31, 2024, in accordance with Item 201(e) of Regulation S-K. For the Company and our peer group, the TSR for each year reflects what the cumulative value would be based upon an initial $100 investment, including reinvestment of dividends, made at the beginning of the applicable performance period (January 1, 2020).

(4)	Net Income is as reported in our Form 10-K

(5)	Adjusted Diluted EPS, is as adjusted for purposes of calculating Adjusted Diluted EPS under the “Annual Incentive Plan” and includes the following:
2024: The impairment of intangible and other assets related to our Vitamin, Mineral and Supplement business ($1.10), the cost of restricted stock issued for the Hero acquisition ($0.08), and WaterPik tariff refunds (-$0.11), and for costs related to the Graphico acquisition ($0.03)
2023: The cost of restricted stock issued for the Hero acquisition ($0.12)
2022: The cost of restricted stock issued for the Hero acquisition ($0.03) and impact of the discontinuation of business in Russia due to the Russia/Ukraine war ($0.01)
2021: The favorable adjustment to Flawless earnout ($0.30) and the operational and transactional cost of the Therabreath acquisition ($0.02)
2020: The favorable adjustment to Flawless earnout ($0.28), gain on sale of an international brand ($0.01) and the operational and transactional cost of the Zicam acquisition ($0.02)

(6)
Compensation values disproportionately declined from the prior fiscal year due to the impact of the departure of Steven Cugine and Britta Bomhard, both longer tenured NEOs, and replacement with Barry Bruno

(7)
2022: Compensation Actually Paid to PEO was modified to reflect an inadvertent inaccuracy in the December 31, 2022 valuation of outstanding stock options, which resulted in an understatement of $1,705,417

(8)
2022: Compensation Actually Paid to
Non-PEO
NEOs was modified to reflect an inadvertent inaccuracy in the December 31, 2022 valuation of outstanding stock options, which resulted in an understatement of $240,367

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote
(2)	The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for each of the years shown:
2024: Richard Dierker, Patrick de Maynadier, Carlos Ruiz Rabago, Michael Read
2023: Richard Dierker, Patrick de Maynadier, Barry Bruno, Carlos Linares
2022: Richard Dierker, Patrick de Maynadier, Barry Bruno, Carlos Linares
2021: Richard Dierker, Patrick de Maynadier, Britta Bomhard, Barry Bruno
2020: Richard Dierker, Patrick de Maynadier, Britta Bomhard, Steven Cugine

PEO Total Compensation Amount	$ 12,253,425	$ 11,182,166	$ 8,375,361	$ 8,889,526	$ 9,902,703
PEO Actually Paid Compensation Amount	$ 19,816,257	24,015,899	(5,956,688)	26,421,358	22,777,595
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)		CAP
2024	$1,231,633	$2,499,000	$462,792	$12,253,425	$(8,060,000)	$15,622,831		$19,816,257
2023	$1,183,975	$2,530,700	$235,191	$11,182,166	$(7,232,300)	$20,066,032		$24,015,899
2022	$1,156,275	$453,600	$174,764	$8,375,361	$(6,590,722)	$(7,741,328	) (7)	$(5,956,688	) (7)
2021	$1,117,400	$1,130,800	$281,718	$8,889,526	$(6,359,608)	$23,891,440		$26,421,358
2020	$1,084,825	$2,195,700	$447,873	$9,902,703	$(6,174,305)	$19,049,196		$22,777,595

Non-PEO NEO Average Total Compensation Amount	$ 2,448,044	2,457,117	1,673,157	1,743,820	2,018,372
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,232,756	4,099,117	(8,738)	3,270,073	3,794,101
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs (2) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)		CAP
2024	$448,076	$576,225	$113,938	$2,448,044	$(1,309,806)	$2,094,517		$3,232,756
2023	$548,225	$662,375	$177,561	$2,457,117	$(1,068,956)	$2,710,956		$4,099,117
2022	$533,613	$117,575	$84,254	$1,673,157	$(937,716)	$(744,180	) (8)	$(8,738	) (8)
2021	$513,474	$285,050	$107,146	$1,743,820	$(838,150)	$2,364,402		$3,270,073
2020	$501,338	$565,600	$144,288	$2,018,372	$(807,146)	$2,582,875		$3,794,101

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine FY2024 CAP
As described in greater detail in our Compensation Discussion and Analysis (“CD&A”) within the sections titled “2024 Key Business Highlights and Strong Pay for Performance Alignment” and “Annual Incentive Plan”, the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The four items listed below represent the most important metrics we used to determine CAP for FY2024.

Most Important Performance Measures
>NetSales >RelativeGross Margin >AdjustedDiluted EPS >Cashfrom Operations

We believe in the importance of our stock price by delivering significant value to our stockholders and linking executive pay to our performance. Beyond the Company stock price, we believe that Adjusted Diluted EPS (which is a metric used for purposes of our Annual Incentive Plan – see additional details regarding adjustments in the section titled “Compensation Discussion and Analysis – Annual Incentive Plan”) represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) linking NEO CAP to Company performance because it is indicative of our profitability and impacts our stock price, and accordingly, Adjusted Diluted EPS is the “Company-Selected Measure” that is required to be disclosed in accordance with the PvP Rules.

Total Shareholder Return Amount	$ 158	141	119	149	125
Peer Group Total Shareholder Return Amount	146	126	126	133	116
Net Income (Loss)	$ 585,000,000	$ 756,000,000	$ 414,000,000	$ 828,000,000	$ 786,000,000
Company Selected Measure Amount	3.47	3.17	1.72	3.04	2.85
PEO Name	Mr. Farrell
Cost of Restricted Stock Issued (EPS)	$ (0.08)	$ (0.12)	$ (0.03)
Favorable Adjustment to Flawless Earnout (EPS)				$ (0.3)	$ (0.28)
Gain on Sale of an International Brand (EPS)					$ (0.01)
Measure:: 1
Pay vs Performance Disclosure
Name	NetSales
Measure:: 2
Pay vs Performance Disclosure
Name	RelativeGross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	AdjustedDiluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Cashfrom Operations
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,622,831	$ 20,066,032	$ (7,741,328)	$ 23,891,440	$ 19,049,196
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,782,262	9,453,817	6,325,489	10,985,931	7,482,445
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,246,832	5,228,516	(4,379,219)	(1,173,880)	1,887,995
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,593,737	5,383,700	(9,687,598)	14,079,390	9,678,757
PEO | All Other Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,792	235,191	174,764	281,718	447,873
PEO | Salary [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,231,633	1,183,975	1,156,275	1,117,400	1,084,825
PEO | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,499,000	2,530,700	453,600	1,130,800	2,195,700
PEO | Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,060,000)	(7,232,300)	(6,590,722)	(6,359,608)	(6,174,305)
PEO | Outstanding Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,705,417
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,094,517	2,710,956	(744,180)	2,364,402	2,582,875
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,365,146	1,397,538	899,979	1,213,885	978,154
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,071	578,670	(494,713)	(145,752)	262,936
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	415,300	734,748	(1,149,445)	1,296,270	1,341,785
Non-PEO NEO | All Other Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,938	177,561	84,254	107,146	144,288
Non-PEO NEO | Salary [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	448,076	548,225	533,613	513,474	501,338
Non-PEO NEO | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	576,225	662,375	117,575	285,050	565,600
Non-PEO NEO | Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,309,806)	$ (1,068,956)	(937,716)	$ (838,150)	$ (807,146)
Non-PEO NEO | Outstanding Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 240,367